COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

(a) Capital commitments

As of December 31, 2013, the Group’s commitments related to the construction of headquarter located in Wujiang, leasehold improvements, and installation of machinery and equipment for the hotel operations amounted to RMB 192,132.

(b) Commitments under operating leases

The Group has entered into lease agreements relating to leased-and-operated hotels that are classified as operating leases.

Future minimum lease payments for non-cancelable operating leases at December 31 are as follows:

	Related party	Non-related party	Total

2014	1,800	1,610,649	1,612,449
2015	1,800	1,626,001	1,627,801
2016	1,650	1,624,820	1,626,470
2017	500	1,614,357	1,614,857
2018	-	1,561,837	1,561,837
Thereafter	-	8,741,346	8,741,346
Total	5,750	16,779,010	16,784,760

Rental expenses amounted to RMB 937,145, RMB 1,489,333 and RMB 1,612,201 during the years ended December 31, 2011, 2012 and 2013, respectively.

(c) Contingencies

As of December 31, 2013 the Group had no significant outstanding contingencies that are likely to have a material impact on our financial condition, results of operations, liquidity or cash flows.